Cash and Deposits with Banks - Reconciliation of Cash and Cash Equivalents Used for the Purposes of the Consolidated Statement of Cash Flows (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Cash and cash equivalents [abstract]
Cash and deposits with banks	¥ 57,763,441	¥ 54,645,472	¥ 54,696,069	¥ 47,330,155
Less: term deposits with original maturities over three months	(532,784)		(627,837)	(606,795)
Less: cash segregated as deposits and others	(514,128)		(667,099)	(478,541)
Add: cash and cash equivalents included in assets held for sale			15,323
Cash and cash equivalents	¥ 56,716,529		¥ 53,416,456	¥ 46,244,819	¥ 42,126,966